Shareholder Fees - Class R3 - Transamerica Emerging Markets Opportunities - R3	Mar. 01, 2021
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	none